Estimates, Significant Accounting Policies and Balance Sheet Detials (Narrative) (Details) - Significant Acquisitions and Disposals, Transaction [Domain] - Business Acquisition, Acquiree [Domain] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 29, 2014	Mar. 21, 2014
Inventory Write-down	$ 473
Goodwill impairment	370	$ 689	$ 0
Net increase in goodwill	1,790
Goodwill, Written off Related to Sale of Business Unit	184
Long-term Debt, Fair Value	26,910	21,020
Goodwill acquired	2,340	156
GOODWILL	7,642	5,856	6,396
Long-term Debt	$ 25,981	20,398
Minimum [Member] | Customer relationships, contracts and agreements (3 to 46 years) [Member]
Useful Lives	3 years
Maximum [Member] | Customer relationships, contracts and agreements (3 to 46 years) [Member]
Useful Lives	46 years
Maximum [Member] | Patents [Member]
Useful Lives	9 years
Interstate Transportation and Storage [Member]
Goodwill impairment	$ 0
Goodwill, Written off Related to Sale of Business Unit	184
Goodwill acquired	0	0
GOODWILL	1,011	1,195	1,884
Midstream [Member]
Goodwill impairment		0
Goodwill, Written off Related to Sale of Business Unit	0
Goodwill acquired	451	0
GOODWILL	767	686	688
Retail Marketing [Member]
Excise Taxes Collected	2,460	2,220	573
Goodwill impairment	0	0
Goodwill, Written off Related to Sale of Business Unit	0
Goodwill acquired	1,862	156
GOODWILL	3,307	1,445	$ 1,272
Lake Charles LNG
GOODWILL	873	184
Regency
Goodwill impairment	370
Long-term Debt	6,641	$ 3,310
PVR Acquisition [Member]
Goodwill(1)				$ 370	$ 370
Susser Merger
Goodwill(1)				$ 1,734
Investment In Regency [Member]
Goodwill impairment	$ 370